GEOGRAPHICAL INFORMATION (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Geographical Information
Crude oil and natural gas sales, net of royalties	$ 737,205	$ 1,254,806	$ 1,292,736
Depletion, depreciation and accretion	293,156	356,830	304,274
Property, plant and equipment	595,083	1,567,606	1,307,071
Deferred income tax asset	607,001	372,502	465,124
Goodwill	0	194,015	654,799
Long term income tax receivable		13,852	27,195
Canada
Geographical Information
Crude oil and natural gas sales, net of royalties	96,498	177,299	198,263
Depletion, depreciation and accretion	46,784	59,936	58,333
Property, plant and equipment	112,195	259,514	262,159
Deferred income tax asset	210,615	185,880	196,903
Goodwill			451,121
U.S.
Geographical Information
Crude oil and natural gas sales, net of royalties	640,707	1,077,507	1,094,473
Depletion, depreciation and accretion	246,372	296,894	245,941
Property, plant and equipment	482,888	1,308,092	1,044,912
Deferred income tax asset	$ 396,386	186,622	268,221
Goodwill		194,015	203,678
Long term income tax receivable		$ 13,852	$ 27,195